Prepayment and Other Current Assets - Schedule of prepaid expenses and other current assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayment and Other Current Assets [Abstract]
Deferred expenses for learning services	¥ 46,810		¥ 48,185
Prepayment for promotion fees	46,012		20,777
Prepayment for value-added taxes	40,950		18,034
Receivable for withholding individual income taxes of option exercise	39,371
Deferred charges	15,344		12,472
Prepaid sales commission	9,552
Prepayment for rental expenses	5,958		1,237
Prepayment for content fees	2,206		3,201
Interest receivable	51		6,252
Others	23,949		5,165
Prepaid insurance fee for directors and officers	5,329		5,568
Total	¥ 235,532	$ 36,098	¥ 120,891